Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Cash		$ 93	$ 3,303
Cash equivalents		3,044	75
Total cash and cash equivalents	$ 3,450	$ 3,137	$ 3,378